Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Summary of Property and Equipment Net, Expected Useful Lives

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Buildings	544,298,466	626,908,935	98,375,692
Leasehold improvements	384,266,061	630,691,571	98,969,270
Furniture, fixtures and equipment	77,605,170	93,440,638	14,662,875
Motor vehicles	2,909,387	3,204,381	502,837
Total	1,009,079,084	1,354,245,525	212,510,674
Less:
Accumulated depreciation	(353,833,524)	(436,314,189)	(68,467,217)
	655,245,560	917,931,336	144,043,457
Construction in progress	13,360,101	127,424,929	19,995,752
Property and equipment, net	668,605,661	1,045,356,265	164,039,209

Schedule of Depreciation Expense

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Hotel operating costs	31,671,274	53,850,494	80,575,644	12,644,077
General and administrative costs	5,669,030	5,869,041	9,041,672	1,418,836
Total	37,340,304	59,719,535	89,617,316	14,062,913